UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Target Date Retirement Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  ☐
American Funds 2055 Target Date Retirement Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-21981 333-138648
4(a.)	Last day of fiscal year for which this Form is filed: October 31, 2012
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$86,833,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$36,617,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$36,617,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$50,216,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001364
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$6,849.47
6.

Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$6,849.47
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0001380175 January 14, 2013 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	January 16, 2013
* Please print the name and title of the signing officer below the signature.

UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Target Date Retirement Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  ☐
American Funds 2050 Target Date Retirement Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-21981 333-138648
4(a.)	Last day of fiscal year for which this Form is filed: October 31, 2012
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$241,797,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$145,140,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$145,140,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$96,657,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001364
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$13,184.02
6.

Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$13,184.02
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0001380175 January 14, 2013 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	January 16, 2013
* Please print the name and title of the signing officer below the signature.

UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Target Date Retirement Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  ☐
American Funds 2045 Target Date Retirement Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-21981 333-138648
4(a.)	Last day of fiscal year for which this Form is filed: October 31, 2012
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$283,179,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$149,516,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$149,516,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$133,663,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001364
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$18,231.63
6.

Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$18,231.63
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0001380175 January 14, 2013 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	January 16, 2013
* Please print the name and title of the signing officer below the signature.

UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Target Date Retirement Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  ☐
American Funds 2040 Target Date Retirement Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-21981 333-138648
4(a.)	Last day of fiscal year for which this Form is filed: October 31, 2012
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$470,946,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$272,605,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$272,605,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$198,341,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001364
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$27,053.71
6.

Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$27,053.71
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0001380175 January 14, 2013 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	January 16, 2013
* Please print the name and title of the signing officer below the signature.

UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Target Date Retirement Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  ☐
American Funds 2035 Target Date Retirement Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-21981 333-138648
4(a.)	Last day of fiscal year for which this Form is filed: October 31, 2012
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$503,386,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$289,389,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$289,389,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$213,997,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001364
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$29,189.19
6.

Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$29,189.19
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0001380175 January 14, 2013 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	January 16, 2013
* Please print the name and title of the signing officer below the signature.

UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Target Date Retirement Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  ☐
American Funds 2030 Target Date Retirement Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-21981 333-138648
4(a.)	Last day of fiscal year for which this Form is filed: October 31, 2012
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$712,903,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$442,105,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$442,105,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$270,798,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001364
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$36,936.85
6.

Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$36,936.85
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0001380175 January 14, 2013 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	January 16, 2013
* Please print the name and title of the signing officer below the signature.

UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Target Date Retirement Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  ☐
American Funds 2025 Target Date Retirement Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-21981 333-138648
4(a.)	Last day of fiscal year for which this Form is filed: October 31, 2012
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$745,500,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$448,115,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$448,115,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$297,385,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001364
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$40,563.31
6.

Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$40,563.31
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0001380175 January 14, 2013 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	January 16, 2013
* Please print the name and title of the signing officer below the signature.

UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Target Date Retirement Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  ☐
American Funds 2020 Target Date Retirement Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-21981 333-138648
4(a.)	Last day of fiscal year for which this Form is filed: October 31, 2012
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$860,650,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$555,367,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$555,367,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$305,283,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001364
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$41,640.60
6.

Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$41,640.60
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0001380175 January 14, 2013 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	January 16, 2013
* Please print the name and title of the signing officer below the signature.

UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Target Date Retirement Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  ☐
American Funds 2015 Target Date Retirement Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-21981 333-138648
4(a.)	Last day of fiscal year for which this Form is filed: October 31, 2012
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$635,062,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$505,549,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$505,549,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$129,513,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001364
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$17,665.57
6.

Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$17,665.57
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0001380175 January 14, 2013 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	January 16, 2013
* Please print the name and title of the signing officer below the signature.

UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Target Date Retirement Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  ☐
American Funds 2010 Target Date Retirement Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-21981 333-138648
4(a.)	Last day of fiscal year for which this Form is filed: October 31, 2012
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$385,142,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$321,647,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$321,647,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$63,495,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001364
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$8,660.72
6.

Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$8,660.72
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0001380175 January 14, 2013 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	January 16, 2013
* Please print the name and title of the signing officer below the signature.